Other Assets and Other Liabilities	12 Months Ended
Dec. 31, 2018
Other Assets and Other Liabilities [Abstract]
Disclosure of Other Assets and Other Liabilities [text block]

Other Assets and Other Liabilities

in € m.	Dec 31, 2018	Dec 31, 2017
Other assets:
Brokerage and securities related receivables
Cash/margin receivables	42,827	46,519
Receivables from prime brokerage	3	12,638
Pending securities transactions past settlement date	3,654	3,929
Receivables from unsettled regular way trades	20,191	19,930
Total brokerage and securities related receivables	66,675	83,015
Debt Securities held to collect	5,184	N/A
Accrued interest receivable	2,536	2,374
Assets held for sale	2,679	45
Other	16,371	16,057
Total other assets	93,444	101,491

in € m.	Dec 31, 2018	Dec 31, 2017
Other liabilities:
Brokerage and securities related payables
Cash/margin payables	55,475	58,865
Payables from prime brokerage	15,495	25,042
Pending securities transactions past settlement date	2,228	2,562
Payables from unsettled regular way trades	17,510	20,274
Total brokerage and securities related payables	90,708	106,742
Accrued interest payable	2,486	2,623
Liabilities held for sale	1,242	16
Other	23,078	22,827
Total other liabilities	117,513	132,208

For further details on the assets and liabilities held for sale, please refer to Note 26 “Non-Current Assets and Disposal Groups Held for Sale”.